Employee Benefits - Weighted-Average Actuarial Assumption Used to Determine Expense (Detail) - Pension Plan [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.31%	3.69%	4.19%
Expected return on plan assets	5.60%	6.20%	7.30%
Rate of compensation increase	3.25%	3.25%	3.25%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.22%	2.15%	2.14%
Expected return on plan assets	4.87%	5.19%	5.95%
Rate of compensation increase	1.93%	1.98%	1.97%